Accounts Receivable, Net	6 Months Ended
Jun. 30, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

The accounts receivable consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Accounts receivable	$6,575,198	$7,679,722
Less: allowance for credit losses	(1,067,336)	(740,370)
	$5,507,862	$6,939,352

Movement of allowance for credit losses was as follows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Balance, opening	$740,370	$405,802
Provisions	318,559	290,706
Foreign exchange (gain) loss	8,407	43,862
Balance, ending	$1,067,336	$740,370